PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
	Land & Buildings US$‘000	Leasehold Improvements US$‘000	Computer & Office Equipment US$‘000	Plant & Equipment US$‘000	Total US$‘000
Cost
At January 1, 2022	24,334	2,592	4,200	32,337	63,463
Additions	379	93	362	1,100	1,934
Disposals or retirements	-	-	(25)	(42)	(67)
Reallocations/ reclassifications	-	-	(2)	2	-
Exchange adjustments	(31)	16	5	286	276

At December 31, 2022	24,682	2,701	4,540	33,683	65,606

At January 1, 2023	24,682	2,701	4,540	33,683	65,606
Additions	55	87	173	596	911
Disposals or retirements	(480)	(40)	(115)	(220)	(855)
Reallocations/ reclassifications	-	(8)	8	-	-
Exchange adjustments	11	20	6	370	407

At December 31, 2023	24,268	2,760	4,612	34,429	66,069

Accumulated depreciation and Impairment losses
At January 1, 2022	(21,432)	(2,131)	(3,950)	(30,032)	(57,545)
Charge for the year	(414)	(133)	(214)	(649)	(1,410)
Disposals or retirements	-	-	22	43	65
Impairment losses	(48)	(4)	(31)	(650)	(733)
Exchange adjustments	9	(16)	(5)	(289)	(301)

At December 31, 2022	(21,885)	(2,284)	(4,178)	(31,577)	(59,924)

At January 1, 2023	(21,885)	(2,284)	(4,178)	(31,577)	(59,924)
Charge for the year	(272)	(64)	(178)	(317)	(831)
Disposals or retirements	385	38	115	213	751
Impairment losses	(2,246)	(339)	(101)	(1,086)	(3,772)
Exchange adjustments	(4)	(20)	(7)	(370)	(401)

At December 31, 2023	(24,022)	(2,669)	(4,349)	(33,137)	(64,177)

Carrying amounts
At December 31, 2023	246	91	263	1,292	1,892

At December 31, 2022	2,797	417	362	2,106	5,682

Schedule of Right-of-use assets

	Carrying amount	Depreciation Charge	Impairment Charge
	At December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023
	US$000	US$000	US$000
Buildings	229	(196)	(1,930)
Computer equipment	166	(51)	-
Plant and Equipment, vehicles	-	(26)	(86)

	395	(273)	(2,016)

	Carrying amount	Depreciation Charge	Impairment Charge
	At December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022
	US$000	US$000	US$000
Buildings	2,482	(398)	(48)
Computer equipment	217	(40)	-
Plant and Equipment, vehicles	-	(17)	(200)

	2,699	(455)	(248)

Schedule of Income From Sub-Letting Right-of-Use Buildings
Right-of-Use assets at 31 December 2023	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	7	1 to 10	5	1	-	-	-
Vehicle	22	1 to 3	2	-	22	-	22
I.T. and office equipment	5	3	3	-	-	-	-

Right-of-Use assets at 31 December 2022	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	9	1 to 11	5	2	-	-	-
Vehicle	20	0.4 to 3	2	-	20	-	20
I.T. and office equipment	5	4	4	-	-	-	-